Operating Leases (Details) - USD ($)		1 Months Ended	2 Months Ended		3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Option to extend the lease term									true
Operating lease renewal term			3 years	3 years					3 years
Quantitative information of operating leases
Operating cash flows paid for operating leases			$ 25,000					$ 108,000		$ 133,000
Weighted average remaining lease term (years)		1 year 8 months 12 days	1 year 7 months 6 days	1 year 7 months 6 days	1 year 8 months 12 days			1 year 8 months 12 days	1 year 7 months 6 days	1 year 8 months 12 days
Weighted average discount rate		8.00%	8.00%	8.00%	8.00%			8.00%	8.00%	8.00%
Operating lease cost		$ 17,000	$ 33,000		$ 57,000			$ 100,000		$ 200,000
Variable lease cost	$ 0	$ 0		$ 0		$ 0				$ 0
Adagio Medical Inc
Option to extend the lease term						true					true
Operating lease renewal term						3 years					3 years
Quantitative information of operating leases
Operating cash flows paid for operating leases						$ 92,000	$ 88,000				$ 178,000	$ 173,000
Weighted average remaining lease term (years)						1 year 9 months 18 days	1 year 10 months 24 days				1 year 8 months 12 days	2 years 2 months 12 days
Weighted average discount rate						8.00%	8.00%				8.00%	8.00%
Operating lease cost						$ 100,000	$ 100,000				$ 200,000	$ 200,000
Variable lease cost						$ 0	$ 0				$ 0	$ 0